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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08220

ING Variable Products Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Convertible Portfolio
ING VP Disciplined LargeCap Portfolio
ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP LargeCap Growth Portfolio
ING VP MagnaCap Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 5.5%
		Biotechnology: 0.2%
16,000	@	XOMA Ltd.	$16,000
			16,000
		Food: 0.3%
861	@	Dean Foods Co.	29,532
			29,532
		Healthcare-Services: 0.8%
570	@	WellPoint, Inc.	71,450
			71,450
		Investment Companies: 1.5%
1,200		SPDR Trust Series 1	141,552
			141,552
		Miscellaneous Manufacturing: 0.3%
900		General Electric Co.	32,454
			32,454
		Retail: 0.9%
400		Wal-Mart Stores, Inc.	20,044
1,500		Wendy’s Intl., Inc.	58,560
			78,604
		Software: 0.7%
3,100	@	Open Solutions, Inc.	61,473
			61,473
		Telecommunications: 0.8%
2,000		QUALCOMM, Inc.	73,300
			73,300
		Total Common Stock (Cost $437,242)	504,365
PREFERRED STOCK: 21.9%
		Advertising: 0.5%
1,000		Interpublic Group of Cos., Inc.	45,470
			45,470
		Auto Manufacturers: 1.7%
2,300	C	Ford Motor Co. Capital Trust II	104,282
2,300	C	General Motors Corp.	54,050
			158,332
		Chemicals: 0.9%
1,500	@	Huntsman Corp.	76,500
			76,500

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.2%
80	#, C	NRG Energy, Inc.	83,120
500	@	PNM Resources, Inc.	24,900
			108,020
		Electrical Components and Equipment: 1.2%
1,500	C	General Cable Corp.	107,625
			107,625
		Food: 1.0%
4,000		Albertson’s, Inc.	90,480
			90,480
		Gas: 1.6%
500	@, #, C	SEMCO Energy, Inc.	97,000
1,000	@	Southern Union Co.	51,750
			148,750
		Insurance: 5.7%
50	@, @@, #	Fortis Insurance	53,383
2,250		Hartford Financial Services Group, Inc.	145,013
3,600		Reinsurance Group of America	208,349
5,200	C	Travelers Property Casualty Corp.	115,024
			521,769
		Media: 1.6%
1,100	C	Comcast Corp.	51,975
2,200	C	Emmis Communications Corp.	96,580
			148,555
		Mining: 1.1%
100		Freeport-McMoRan Copper & Gold, Inc.	99,125
			99,125
		Miscellaneous Manufacturer: 1.6%
600	@	Allied Waste Industries, Inc.	142,500
			142,500
		Real Estate Investment Trusts: 0.8%
3,000		FelCor Lodging Trust, Inc.	74,220
			74,220
		Savings and Loans: 0.8%
1,600		Sovereign Capital Trust	75,800
			75,800
		Sovereign: 1.0%
1	@, C	Fannie Mae	93,712
			93,712
		Telecommunications: 1.2%
100	C	Lucent Technologies Capital Trust I	104,150
			104,150
		Total Preferred Stock (Cost $2,018,680)	1,995,008

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE BONDS: 62.0%
		Advertising: 1.3%
$120,000		Lamar Advertising Co., 2.875%, due 12/31/10	$122,250
			122,250
		Aerospace/Defense: 0.9%
100,000	C	Spacehab, Inc., 8.000%, due 10/15/07	85,750
			85,750
		Airlines: 0.3%
50,000	C	Northwest Airlines Corp., 7.625%, due 11/15/23	29,375
			29,375
		Auto Parts and Equipment: 0.9%
170,000	C	Lear Corp., 4.690%, due 02/20/22	78,413
			78,413
		Biotechnology: 2.4%
215,000	C	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	216,344
			216,344
		Chemicals: 0.4%
40,000		Hercules, Inc., 6.500%, due 06/30/29	32,200
			32,200
		Commercial Services: 2.1%
80,000	#, C	BearingPoint, Inc., 2.500%, due 12/15/24	85,400
100,000	#, C	Euronet Worldwide, Inc., 1.625%, due 12/15/24	103,750
			189,150
		Computers: 0.8%
75,000	C	Electronics for Imaging, 1.500%, due 06/01/23	72,188
			72,188
		Diversified Financial Services: 4.0%
50,000	@@, #	AngloGold Holdings PLC, 2.375%, due 02/27/09	48,625
200,000	C	E*Trade Financial Corp., 6.000%, due 02/01/07	203,499
125,000	C	Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	109,844
			361,968
		Electric: 1.0%
75,000	C	Centerpoint Energy, Inc., 3.750%, due 05/15/23	86,250
			86,250
		Electrical Components and Equipment: 1.5%
140,000	C	Advanced Energy Industries, Inc., 5.250%, due 11/15/06	137,725
			137,725
		Electronics: 2.8%
60,000	@@	Flextronics Intl. Ltd., 1.000%, due 08/01/10	60,075
125,000	C	Flir Systems, Inc., 3.000%, due 06/01/23	191,563
			251,638

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Entertainment: 1.0%
134,000	C	International Game Technology, 1.580%, due 01/29/33	86,598
			86,598
		Healthcare-Products: 1.1%
100,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	99,750
			99,750
		Home Furnishings: 0.5%
50,000	@@	Sony Corp., 0.540%, due 12/18/08	47,698
			47,698
		Insurance: 0.9%
80,000	C	PMA Capital Corp., 6.500%, due 09/30/22	85,800
			85,800
		Internet: 1.6%
50,000	C	Digital River, Inc., 1.250%, due 01/01/24	48,750
50,000		Openwave Systems, Inc., 2.750%, due 09/09/08	49,625
50,000	@@, #, C	Shanda Interactive Entertainment Ltd., 0.000%, due 10/15/14	50,000
			148,375
		Leisure Time: 2.8%
100,000	@@, C	Carnival Corp., 1.132%, due 04/29/33	78,125
100,000	#, C	Navigant Intl., Inc., 4.875%, due 11/01/23	107,625
100,000	@@, C	Royal Caribbean Cruises Ltd., 2.130%, due 05/18/21	71,125
			256,875
		Lodging: 1.8%
118,000	C	Hilton Hotels Corp., 3.375%, due 04/15/23	137,175
20,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	25,075
			162,250
		Media: 4.0%
105,000		Citadel Broadcasting Corp., 1.875%, due 02/15/11	88,594
100,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	99,624
100,000	C	Liberty Media Corp., 3.500%, due 01/15/31	78,250
100,000	@@	Zee Telefilms Ltd., 0.500%, due 04/29/09	98,579
			365,047
		Mining: 1.7%
45,000	@@, C	Inco Ltd., 1.000%, due 03/14/23	59,906
90,000	@@, C	Placer Dome, Inc., 2.750%, due 10/15/23	96,750
			156,656
		Miscellaneous Manufacturing: 2.3%
50,000	@@, #, C	Tyco Intl. Group SA-Private Placement, 2.750%, due 01/15/18	74,750
90,000	@@, C	Tyco Intl. Group SA, 2.750%, due 01/15/18	134,550
			209,300
		Oil and Gas: 1.8%
100,000	C	Devon Energy Corp., 4.900%, due 08/15/08	115,250
35,000	C	Nabors Industries, Inc., 2.520%, due 02/05/21	23,581
25,000	@@, C	Transocean, Inc., 1.500%, due 05/15/21	25,000
			163,831

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Oil and Gas Services: 1.6%
100,000	C	Cooper Cameron Corp., 1.500%, due 05/15/24	106,750
40,000	@@, C	Schlumberger Ltd., 2.125%, due 06/01/23	43,150
			149,900
		Packaging and Containers: 0.4%
40,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	40,300
			40,300
		Pharmaceuticals: 5.9%
100,000	#, C	Abgenix, Inc., 1.750%, due 12/15/11	83,375
125,000		Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	114,687
80,000	#, C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	68,000
80,000	#, C	Isolagen, Inc., 3.500%, due 11/01/24	79,900
125,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	108,125
80,000	C	Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	80,000
			534,087
		Real Estate Investment Trusts: 1.1%
100,000	C	Vornado Realty LP, 3.875%, due 04/15/25	98,000
			98,000
		Retail: 1.5%
100,000	C	Costco Wholesale Corp., 0.050%, due 08/19/17	100,625
40,000		Rite Aid Corp., 4.750%, due 12/01/06	40,050
			140,675
		Savings and Loans: 1.3%
130,000	#, C	Ocwen Financial Corp., 3.250%, due 08/01/24	121,713
			121,713
		Semiconductors: 5.6%
150,000	C	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	149,062
200,000	C	Atmel Corp., 4.840%, due 05/23/21	93,250
100,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	107,000
50,000		LSI Logic Corp., 4.000%, due 05/15/10	45,125
150,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	113,062
			507,499
		Software: 2.5%
130,000	C	BEA Systems, Inc., 4.000%, due 12/15/06	128,863
188,000	#, +, C	Open Solutions, Inc., 1.467%, due 02/02/35	96,585
			225,448
		Telecommunications: 1.9%
110,000	C	Primus Telecommunications GP, 5.750%, due 02/15/07	91,988
90,000	C	RF Micro Devices, Inc., 1.500%, due 07/01/10	84,825
			176,813
		Transportation: 2.3%
130,000	@@, C	OMI Corp., 2.875%, due 12/01/24	124,312
50,000	C	Yellow Roadway Corp., 5.000%, due 08/08/23	88,813
			213,125
		Total Convertible Bonds (Cost $5,683,906)	5,652,991

PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

CORPORATE BONDS/NOTES: 3.0%
		Diversified Financial Services: 1.7%
50,000	C	American Express Co., 1.850%, due 12/01/33		51,375
100,000	@@, C	First Pacific Finance Ltd., 0.750%, due 01/18/10		103,771
				155,146
		Engineering and Construction: 0.2%
20,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07		20,580
				20,580
		Oil and Gas: 1.1%
80,000	@@	Formosa Petrochemical Corp., 3.800%, due 06/30/11		101,923
				101,923
		Total Corporate Bonds/Notes (Cost $262,799)		277,649
		Total Long-Term Investments (Cost $8,402,627)		8,430,013
SHORT-TERM INVESTMENTS: 7.3%
		Repurchase Agreement: 7.3%
664,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $664,052 to be received upon repurchase (Collateralized by $680,000 Federal Home Loan Bank, 4.625%, Market Value plus accrued interest $680,197 due 08/15/12)		664,000
		Total Short-Term Investments (Cost $664,000)		664,000

		Total Investments In Securities (Cost $9,066,627)*	99.7%	$9,094,013
		Other Assets and Liabilities—Net	0.3	29,294
		Net Assets	100.0%	$9,123,307

	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and
		future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.

	*	Cost for federal income tax purposes is $9,066,402.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$335,151
		Gross Unrealized Depreciation		(307,540)
		Net Unrealized Appreciation		$27,611

PORTFOLIO OF INVESTMENTS
ING VP Disciplined LargeCap Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Aerospace/Defense: 1.6%
590		Boeing Co.	$34,491
1,005		Lockheed Martin Corp.	61,366
380		United Technologies Corp.	38,631
			134,488
		Agriculture: 2.4%
1,485		Altria Group, Inc.	97,105
2,080		Archer-Daniels-Midland Co.	51,126
830		Monsanto Co.	53,535
			201,766
		Apparel: 1.3%
655	@	Coach, Inc.	37,093
675		Nike, Inc.	56,234
320		VF Corp.	18,925
			112,252
		Auto Manufacturers: 0.7%
4,980		Ford Motor Co.	56,423
			56,423
		Auto Parts and Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	8,010
			8,010
		Banks: 5.5%
4,865		Bank of America Corp.	214,547
655		Comerica, Inc.	36,077
1,405		KeyCorp	45,592
1,345		U.S. Bancorp	38,763
1,220		Wachovia Corp.	62,110
1,255		Wells Fargo & Co.	75,049
			472,138
		Beverages: 1.8%
373		Brown-Forman Corp.	20,422
1,670		Coca-Cola Co.	69,589
1,245		PepsiCo, Inc.	66,022
			156,033
		Biotechnology: 0.6%
955	@	Amgen, Inc.	55,591
			55,591
		Building Materials: 0.4%
700		American Standard Cos., Inc.	32,536
			32,536
		Chemicals: 2.4%
1,815		Dow Chemical Co.	90,477
715		E.I. du Pont de Nemours & Co.	36,637
605		PPG Industries, Inc.	43,270
700		Rohm & Haas Co.	33,600
			203,984

PORTFOLIO OF INVESTMENTS
ING VP Disciplined LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 1.6%
510		Equifax, Inc.	15,652
635		H&R Block, Inc.	32,118
1,140		McKesson Corp.	43,035
1,300		Paychex, Inc.	42,666
			133,471
		Computers: 6.2%
1,790	@	Apple Computer, Inc.	74,589
3,645	@	Dell, Inc.	140,041
2,183		Hewlett-Packard Co.	47,895
2,050		International Business Machines Corp.	187,328
1,315	@	Network Appliance, Inc.	36,373
2,600	@, X	Seagate Technology	—
10,805	@	Sun Microsystems, Inc.	43,652
			529,878
		Cosmetics/Personal Care: 2.1%
3,365		Procter & Gamble Co.	178,345
			178,345
		Diversified Financial Services: 6.2%
820		American Express Co.	42,123
420		Bear Stearns Cos., Inc.	41,958
3,820		Citigroup, Inc.	171,670
1,580		Countrywide Financial Corp.	51,287
1,220	@	E*TRADE Financial Corp.	14,640
715		Fannie Mae	38,932
700		Lehman Brothers Holdings, Inc.	65,912
685		Merrill Lynch & Co., Inc.	38,771
825		Morgan Stanley	47,231
1,135	@	Providian Financial Corp.	19,477
			532,001
		Electric: 2.4%
2,340	@	AES Corp.	38,329
700	@	CMS Energy Corp.	9,128
2,310		Duke Energy Corp.	64,702
475		Exelon Corp.	21,798
550		Southern Co.	17,507
695		TXU Corp.	55,343
			206,807
		Food: 0.7%
1,110		Kellogg Co.	48,030
347		SUPERVALU, Inc.	11,572
			59,602
		Gas: 0.4%
915		Sempra Energy	36,454
			36,454
		Hand/Machine Tools: 0.3%
340		Black & Decker Corp.	26,857
			26,857

PORTFOLIO OF INVESTMENTS
ING VP Disciplined LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 4.5%
855		Becton Dickinson & Co.	49,949
800		Guidant Corp.	59,120
3,465		Johnson & Johnson	232,710
915		Medtronic, Inc.	46,619
			388,398
		Healthcare-Services: 3.1%
780		Aetna, Inc.	58,461
590	@	Humana, Inc.	18,845
1,125		UnitedHealth Group, Inc.	107,302
625	@	WellPoint, Inc.	78,344
			262,952
		Household Products/Wares: 0.4%
600		Clorox Co.	37,794
			37,794
		Insurance: 7.8%
1,400		Allstate Corp.	75,684
3,310		American Intl. Group, Inc.	183,406
615		Chubb Corp.	48,751
460		CIGNA Corp.	41,078
665		Lincoln National Corp.	30,018
552		Loews Corp.	40,594
1,770		MetLife, Inc.	69,207
1,100		Principal Financial Group	42,339
1,185		Prudential Financial, Inc.	68,019
450		Safeco Corp.	21,920
500	@@	XL Capital Ltd.	36,185
			657,201
		Internet: 1.3%
880	@	eBay, Inc.	32,789
2,200	@	Symantec Corp.	46,925
915	@	Yahoo!, Inc.	31,019
			110,733
		Iron/Steel: 0.2%
390		United States Steel Corp.	19,832
			19,832
		Leisure Time: 0.2%
400		Carnival Corp.	20,724
			20,724
		Lodging: 0.5%
675		Marriott Intl., Inc.	45,131
			45,131
		Machinery-Diversified: 0.6%
200		Cummins, Inc.	14,070
690		Rockwell Automation, Inc.	39,082
			53,152
		Media: 1.7%
3,455	@	Time Warner, Inc.	60,636
1,205		Viacom, Inc.	41,970
1,565		Walt Disney Co.	44,962
			147,568

PORTFOLIO OF INVESTMENTS
ING VP Disciplined LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.4%
370		Phelps Dodge Corp.	37,640
			37,640
		Miscellaneous Manufacturing: 5.4%
1,270		3M Co.	108,826
7,780		General Electric Co.	280,547
670		Honeywell Intl., Inc.	24,931
1,465	@@	Tyco Intl., Ltd.	49,517
			463,821
		Oil and Gas: 11.2%
310		Amerada Hess Corp.	29,825
685		Anadarko Petroleum Corp.	52,129
865		Burlington Resources, Inc.	43,311
2,305		ChevronTexaco Corp.	134,404
998		ConocoPhillips	107,624
1,205		Devon Energy Corp.	57,539
5,925		Exxon Mobil Corp.	353,129
800		Occidental Petroleum Corp.	56,936
250		Sunoco, Inc.	25,880
700		Unocal Corp.	43,183
585		Valero Energy Corp.	42,863
			946,823
		Packaging and Containers: 0.2%
370		Ball Corp.	15,348
			15,348
		Pharmaceuticals: 3.9%
410	@	AmerisourceBergen Corp.	23,489
1,125		Cardinal Health, Inc.	62,775
1,355	@	Caremark Rx, Inc.	53,902
1,580		Merck & Co., Inc.	51,145
5,498		Pfizer, Inc.	144,432
			335,743
		Retail: 7.8%
975		Best Buy Co., Inc.	52,660
560		Darden Restaurants, Inc.	17,181
300		Dillard’s, Inc.	8,070
2,340		Gap, Inc.	51,106
1,665		Home Depot, Inc.	63,670
945		J.C. Penney Co., Inc. Holding Co.	49,064
200		Lowe’s Cos., Inc.	11,418
2,545		McDonald’s Corp.	79,251
1,080	@	Office Depot, Inc.	23,954
1,550		Staples, Inc.	48,717
300	@	Starbucks Corp.	15,498
645		Target Corp.	32,263
2,475		Wal-Mart Stores, Inc.	124,021
1,930		Walgreen Co.	85,730
			662,603
		Semiconductors: 1.7%
4,545		Intel Corp.	105,581
300	@	Qlogic Corp.	12,150
1,225		Texas Instruments, Inc.	31,225
			148,956

PORTFOLIO OF INVESTMENTS
ING VP Disciplined LargeCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Software: 4.3%
760		Adobe Systems, Inc.		51,049
800		Autodesk, Inc.		23,808
1,575	@	Compuware Corp.		11,340
7,500		Microsoft Corp.		181,275
7,900	@	Oracle Corp.		98,592
905	@	Parametric Technology Corp.		5,059
				371,123
		Telecommunications: 4.5%
1,600		Alltel Corp.		87,760
4,725	@	Cisco Systems, Inc.		84,530
1,930		Motorola, Inc.		28,892
1,195		QUALCOMM, Inc.		43,797
570		Scientific-Atlanta, Inc.		16,085
3,620		Verizon Communications, Inc.		128,511
				389,575
		Toys/Games/Hobbies: 0.1%
600		Hasbro, Inc.		12,270
				12,270
		Transportation: 1.1%
800		CSX Corp.		33,320
685		FedEx Corp.		64,356
				97,676
		Total Common Stock (Cost $7,782,639)		8,361,699

		Total Investments In Securities
		(Cost $7,782,639)*	97.6%	$8,361,699
		Other Assets and Liabilities—Net	2.4	201,800
		Net Assets	100.0%	$8,563,499

	@	Non-income producing security
	@@	Foreign issuer
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $7,835,784.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$757,527
		Gross Unrealized Depreciation		(231,612)
		Net Unrealized Appreciation		$525,915

Information concerning open futures contracts for the ING VP Disciplined LargeCap Portfolio at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
Long Contracts
S&P 500 Future	3	$177,600	06/17/2005	$1,035

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%
		Banks: 27.4%
20,071		Bank of America Corp.	$885,131
8,528		City National Corp.	595,425
7,101		Cullen/Frost Bankers, Inc.	320,610
13,231		Northern Trust Corp.	574,755
15,186		Prosperity Bancshares, Inc.	402,277
16,758		The Bank of New York Co., Inc.	486,820
24,299		U.S. Bancorp	700,297
7,048		Wachovia Corp.	358,814
16,811		Wells Fargo & Co.	1,005,298
6,324		Zions Bancorporation	436,482
			5,765,909
		Diversified Financial Services: 41.5%
10,172	@	Affiliated Managers Group, Inc.	630,969
8,321		American Express Co.	427,450
6,678		Capital One Financial Corp.	499,314
10,645		CIT Group, Inc.	404,510
29,045		Citigroup, Inc.	1,305,281
14,437		Countrywide Financial Corp.	468,625
20,996	@	E*TRADE Financial Corp.	251,952
8,784		Fannie Mae	478,289
3,027		Franklin Resources, Inc.	207,804
9,656		Freddie Mac	610,259
6,284		Goldman Sachs Group, Inc.	691,177
17,243		J.P. Morgan Chase & Co.	596,608
5,593		Lehman Brothers Holdings, Inc.	526,637
8,671		MBNA Corp.	212,873
10,825		Merrill Lynch & Co., Inc.	612,695
10,692		Morgan Stanley	612,117
3,536		T. Rowe Price Group, Inc.	209,968
			8,746,528
		Home Builders: 2.1%
15,508		D.R. Horton, Inc.	453,454
			453,454
		Insurance: 21.8%
9,772	@@	ACE Ltd.	403,290
8,561		AFLAC, Inc.	318,983
6,834		Allstate Corp.	369,446
13,059		American Intl. Group, Inc.	723,599
6,617	@@	Endurance Specialty Holdings Ltd.	250,387
7,810		Genworth Financial, Inc.	214,931
6,986		Hartford Financial Services Group, Inc.	478,960
5,677		MetLife, Inc.	221,971
9,472		PMI Group, Inc.	360,031
6,922		Prudential Financial, Inc.	397,323
4,266		Radian Group, Inc.	203,659
6,818	@@	RenaissanceRe Holdings Ltd.	318,401
8,799		St. Paul Travelers Cos., Inc.	323,187
			4,584,168
		Software: 4.0%
13,414		First Data Corp.	527,305
7,963	@	Fiserv, Inc.	316,927
			844,232
		Total Common Stock (Cost $20,501,909)	20,394,291

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreement: 3.4%
$708,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $708,056 to be received upon repurchase (Collateralized by $721,000 Federal Home Loan Mortgage Corp., 4.250%, Market Value plus accrued interest $723,110, due 10/30/09)		$708,000
		Total Short-Term Investments (Cost $708,000)		708,000

		Total Investments In Securities
		(Cost $21,209,909)*	100.2%	$21,102,291
		Other Assets and Liabilities—Net	(0.2)	(36,040)
		Net Assets	100.0%	$21,066,251

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $21,356,521.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$422,581
		Gross Unrealized Depreciation		(676,811)
		Net Unrealized Depreciation		$(254,230)

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 98.1%
		Advertising: 1.3%
$50,000	#, C	RH Donnelley Corp., 6.875%, due 01/15/13	$49,750
10,000	C	Vertis, Inc., 10.875%, due 06/15/09	9,700
10,000	#, C	Vertis, Inc., 13.500%, due 12/07/09	8,200
105,000	#, C	WDAC Subsidiary Corp., 8.375%, due 12/01/14	98,175
			165,825
		Aerospace/Defense: 1.8%
40,000	#, C	DRS Technologies, Inc., 6.875%, due 11/01/13	40,200
35,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	35,175
25,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	24,813
35,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	37,363
25,000	C	Sequa Corp., 8.875%, due 04/01/08	26,375
55,000	C	Sequa Corp., 9.000%, due 08/01/09	59,124
			223,050
		Airlines: 0.1%
20,000		American Airlines, Inc., 6.817%, due 05/23/11	18,603
			18,603
		Apparel: 1.8%
35,000	#, C	Levi Strauss & Co., 7.730%, due 04/01/12	34,563
30,000	#, C	Levi Strauss & Co., 9.750%, due 01/15/15	29,625
90,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	94,724
65,000	C	Russell Corp., 9.250%, due 05/01/10	69,388
			228,300
		Auto Parts and Equipment: 1.9%
30,000	#, C	Accuride Corp., 8.500%, due 02/01/15	29,550
20,000	#, C	Cooper Standard Auto, 7.000%, due 12/15/12	18,700
50,000	C	Meritor Automotive, Inc., 6.800%, due 02/15/09	49,750
35,000	C	Rexnord Corp., 10.125%, due 12/15/12	38,675
20,000	#, C	Tenneco Automotive, Inc., 8.625%, due 11/15/14	19,550
20,000	C	Tenneco Automotive, Inc., 10.250%, due 07/15/13	22,400
50,000	C	TRW Automotive, Inc., 11.000%, due 02/15/13	56,250
			234,875
		Building Materials: 1.0%
45,000	@@, C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	42,975
20,000	C	Nortek, Inc., 8.500%, due 09/01/14	19,400
35,000	C	Ply Gem Industries Inc, 9.000%, due 02/15/12	33,250
35,000	C	U.S. Concrete, Inc., 8.375%, due 04/01/14	35,000
			130,625
		Chemicals: 3.3%
40,000	C	Equistar Funding Corp., 10.625%, due 05/01/11	45,100
45,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	48,488
60,000	C	Nalco Co., 7.750%, due 11/15/11	62,700
55,000	C	PolyOne Corp., 8.875%, due 05/01/12	59,125
15,000	#, C	PQ Corp., 7.500%, due 02/15/13	14,850
85,000	#, C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	85,425
85,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	94,775
			410,463

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Commercial Services: 0.8%
95,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	96,663
			96,663
		Distribution/Wholesale: 0.5%
55,000	C	Aviall, Inc., 7.625%, due 07/01/11	57,475
			57,475
		Diversified Financial Services: 4.4%
10,000	#, C	Affinia Group, Inc., 9.000%, due 11/30/14	9,300
15,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	15,619
15,000	#, C	American Commercial Lines, 9.500%, due 02/15/15	15,563
135,196	@@, C	Canada, Inc., 8.000%, due 09/15/12	142,969
30,000	#, +, C	Crystal U.S. Holdings 3 LLC, 3.710%, due 10/01/14	21,150
115,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	122,475
15,000	#, C	Rainbow National Services LLC, 8.750%, due 09/01/12	16,200
15,000	#, C	Rainbow National Services LLC, 10.375%, due 09/01/14	16,838
45,000	C	Universal City Florida Holding Co. I/II, 7.493%, due 05/01/10	46,800
25,000	C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	25,625
35,000	#, C	Valor Telecommunications Enterprises LLC, 7.750%, due 02/15/15	35,000
90,000	C	Visant Corp., 7.625%, due 10/01/12	89,550
			557,089
		Electric: 8.1%
20,000	#, C	AES Corp., 8.750%, due 05/15/13	21,900
90,000	C	AES Corp., 8.875%, due 02/15/11	97,875
65,000		Aquila, Inc., 7.625%, due 11/15/09	66,950
55,000	#, C	Calpine Corp., 8.500%, due 07/15/10	43,450
55,000	#, C	Calpine Corp., 9.625%, due 09/30/14	55,413
50,000	C	CMS Energy Corp., 7.500%, due 01/15/09	51,750
59,934	C	Homer City Funding LLC, 8.734%, due 10/01/26	69,673
95,000	#, C	Inergy LP, 6.875%, due 12/15/14	91,675
150,000	C	Midwest Generation LLC, 8.300%, due 07/02/09	160,968
105,000	C	Nevada Power Co., 5.875%, due 01/15/15	102,900
65,000	#, C	Nevada Power Co., 10.875%, due 10/15/09	73,125
50,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	53,500
50,000	#, C	Texas Genco Financing Corp., 6.875%, due 12/15/14	50,375
85,000	#, C	TXU Corp., 5.550%, due 11/15/14	80,796
			1,020,350
		Electrical Components and Equipment: 0.2%
25,000	@@, C	Lengrand Holdings SA, 10.500%, due 02/15/13	28,375
			28,375
		Electronics: 0.5%
60,000	C	Fisher Scientific Intl., 8.000%, due 09/01/13	65,550
			65,550
		Entertainment: 5.0%
40,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	38,400
195,000	C	American Casino & Entertainment Properties LLC, 7.850%, due 02/01/12	203,288
40,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	43,600
65,000	#, C	LCE Acquisition Corp., 9.000%, due 08/01/14	65,000
50,000	#, C	Marquee, Inc., 8.625%, due 08/15/12	53,500
90,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	90,450
20,000	C	Six Flags, Inc., 8.875%, due 02/01/10	18,900
55,000	C	Warner Music Group, 7.375%, due 04/15/14	56,925
30,000	#, C	WMG Holdings Corp., 3.780%, due 12/15/14	20,850
30,000	#, C	WMG Holdings Corp., 7.385%, due 12/15/11	30,900
			621,813

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Environmental Control: 0.3%
35,000	C	Allied Waste North America, 8.500%, due 12/01/08	36,050
			36,050
		Food: 5.0%
75,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	83,739
65,000	C	Dole Food Co., 8.625%, due 05/01/09	68,575
60,000		Great Atlantic & Pacific Tea Co., 7.750%, due 04/15/07	60,600
140,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	151,900
60,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	63,900
150,000	C	Swift & Co., 10.125%, due 10/01/09	165,375
25,000	C	Swift & Co., 12.500%, due 01/01/10	28,313
			622,402
		Forest Products and Paper: 2.3%
190,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	197,125
60,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	65,700
20,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	22,450
			285,275
		Gas: 0.3%
35,000	#, C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	33,913
			33,913
		Healthcare-Products: 1.1%
85,000	#, +, C	CDRV Investors, Inc., 5.180%, due 01/01/15	51,638
25,000	C	Medical Device Manufacturing, Inc., 10.000%, due 07/15/12	26,875
60,000	C	VWR Intl., Inc., 8.000%, due 04/15/14	61,050
			139,563
		Healthcare-Services: 5.2%
85,000	#, C	Alliance Imaging, Inc., 7.250%, due 12/15/12	80,750
70,000	C	Ardent Health Services, Inc., 10.000%, due 08/15/13	83,300
60,000	#, C	Community Health Systems, Inc., 6.500%, due 12/15/12	58,800
105,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	114,975
90,000	C	HCA, Inc., 6.375%, due 01/15/15	89,788
75,000	C	Healthsouth Corp., 8.375%, due 10/01/11	74,250
50,000	#, C	Select Medical Corp., 7.625%, due 02/01/15	50,250
95,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	99,275
			651,388
		Holding Companies-Diversified: 0.4%
55,000	#, C	Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	53,075
			53,075
		Home Builders: 2.3%
15,000		DR Horton, Inc., 7.875%, due 08/15/11	16,464
40,000	C	KB Home, 6.375%, due 08/15/11	40,737
85,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	88,401
20,000	#, C	WCI Communities, Inc., 6.625%, due 03/15/15	19,100
30,000	C	WCI Communities, Inc., 9.125%, due 05/01/12	32,250
55,000	C	WCI Communities, Inc., 10.625%, due 02/15/11	59,881
25,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	27,625
			284,458
		Home Furnishings: 0.5%
10,000	+, C	Norcraft Capital Corp., 4.570%, due 09/01/12	7,150
55,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	57,200
			64,350

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Household Products/Wares: 1.2%
65,000	C	American Achievement Corp., 8.250%, due 04/01/12	67,600
80,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	86,600
			154,200
		Iron/Steel: 1.8%
50,000	C	AK Steel Corp., 7.750%, due 06/15/12	48,375
140,000	C	AK Steel Corp., 7.875%, due 02/15/09	137,900
40,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	38,200
			224,475
		Leisure Time: 0.7%
25,000	@@, #, C	NCL Corp., 10.625%, due 07/15/14	25,969
40,000		Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	42,800
15,000		Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	16,556
			85,325
		Lodging: 3.5%
130,000	C	Aztar Corp., 7.875%, due 06/15/14	138,775
115,000	C	John Q Hammons Hotels LP, 8.875%, due 05/15/12	123,913
60,000	C	Mandalay Resort Group, 6.375%, due 12/15/11	60,900
115,000	C	MGM Mirage, 5.875%, due 02/27/14	109,106
			432,694
		Machinery-Construction and Mining: 1.2%
150,000	C	Terex Corp., 7.375%, due 01/15/14	153,750
			153,750
		Media: 8.5%
20,000	C	Block Communications, Inc., 9.250%, due 04/15/09	21,400
35,000	@@, #, C	CanWest Media, Inc., 10.625%, due 05/15/11	38,325
60,000	C	CBD Media Holdings LLC, 9.250%, due 07/15/12	61,500
45,000	C	CBD Media, Inc., 8.625%, due 06/01/11	46,575
65,000	C	Charter Communications Holdings II Capital Corp., 10.250%, due 09/15/10	66,625
90,000	#, C	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	89,999
45,000		CSC Holdings, Inc., 7.625%, due 04/01/11	47,025
30,000		CSC Holdings, Inc., 7.625%, due 07/15/18	31,350
60,000	C	Dex Media Finance Co., 9.875%, due 08/15/13	67,200
40,000	C	Dex Media, Inc., 8.000%, due 11/15/13	41,600
30,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	29,550
45,000	#, C	Echostar DBS Corp., 6.625%, due 10/01/14	43,706
25,000	C	Emmis Operating Co., 6.875%, due 05/15/12	24,625
30,000	C	Entravision Communications Corp., 8.125%, due 03/15/09	31,425
30,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	30,750
35,000	C	Houghton Mifflin Co., 9.875%, due 02/01/13	36,225
15,000	C	Insight Communications Co., Inc., 0.000%, due 02/15/11	15,000
40,000	@@, #, C	Kabel Deutschland GmbH, 10.625%, due 07/01/14	44,400
55,000	+, C	Nexstar Finance Holdings, Inc., 2.970%, due 04/01/13	43,450
55,000	C	Paxson Communications Corp., 10.750%, due 07/15/08	54,863
25,000	C	Primedia, Inc., 8.000%, due 05/15/13	25,625
35,000	@@, C	Quebecor Media, Inc., 11.125%, due 07/15/11	38,850
30,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	30,750
70,000	@@, C	Videotron Ltee, 6.875%, due 01/15/14	70,700
30,000	C	Young Broadcasting, Inc., 10.000%, due 03/01/11	30,825
			1,062,343
		Miscellaneous Manufacturing: 0.1%
15,000	C	Koppers, Inc., 9.875%, due 10/15/13	16,800
			16,800

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Office/Business Equipment: 0.6%
30,000	C	Xerox Corp., 6.875%, due 08/15/11	30,712
10,000	C	Xerox Corp., 7.625%, due 06/15/13	10,500
25,000	C	Xerox Corp., 9.750%, due 01/15/09	28,313
			69,525
		Oil and Gas: 6.5%
50,000	#, C	Chesapeake Energy Corp., 6.375%, due 06/15/15	49,625
95,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	100,700
120,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	129,000
190,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	193,324
65,000	C	Parker Drilling Co., 7.660%, due 09/01/10	67,600
100,000	C	Swift Energy Co., 7.625%, due 07/15/11	104,000
95,000	C	Swift Energy Co., 9.375%, due 05/01/12	103,550
55,000	@@, C	Western Oil Sands, Inc., 8.375%, due 05/01/12	62,893
			810,692
		Oil and Gas Services: 1.5%
55,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	59,125
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	127,200
			186,325
		Packaging and Containers: 2.1%
50,000	C	BWAY Corp., 10.000%, due 10/15/10	53,375
110,000	@@, C	Crown European Holdings SA, 10.875%, due 03/01/13	128,150
30,000	#, C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	30,150
50,000	C	Owens-Brockway, 8.250%, due 05/15/13	53,125
			264,800
		Pharmaceuticals: 0.3%
50,000	@@, #, C	Elan Finance Corp., 7.750%, due 11/15/11	37,625
			37,625
		Pipelines: 5.4%
70,000	C	El Paso Corp., 7.875%, due 06/15/12	70,000
80,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	84,289
155,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	167,194
130,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	137,800
190,000	C	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	223,724
			683,007
		Real Estate Investment Trusts: 0.8%
35,000		MeriStar Hospitality Corp., 9.000%, due 01/15/08	36,400
60,000	C	MeriStar Hospitality Finance Corp., 10.500%, due 06/15/09	64,500
			100,900
		Retail: 3.8%
60,000	C	CSK Auto, Inc., 7.000%, due 01/15/14	56,925
70,000	#, C	Denny’s Corp., 10.000%, due 10/01/12	73,850
30,000		Dollar General Corp., 8.625%, due 06/15/10	34,125
100,000	#, C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	94,500
45,000	C	JC Penney Co., Inc., 8.000%, due 03/01/10	45,225
95,000		JC Penney Co., Inc., 9.000%, due 08/01/12	99,275
80,000	@@, C	Jean Coutu Group, Inc., 8.500%, due 08/01/14	78,100
			482,000
		Semiconductors: 0.4%
40,000	C	MagnaChip Semiconductor Finance Co., 6.875%, due 12/15/11	40,600
15,000	C	MagnaChip Semiconductor Finance Co., 8.000%, due 12/15/14	15,413
			56,013

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Telecommunications: 11.6%
65,000	C	American Tower Corp., 7.125%, due 10/15/12	65,000
24,000	C	American Tower Corp., 9.375%, due 02/01/09	25,320
55,000	C	American Towers, Inc., 7.250%, due 12/01/11	57,063
5,000	C	AT&T Corp., 9.050%, due 11/15/11	5,706
35,000	C	AT&T Corp., 9.750%, due 11/15/31	42,875
35,000	C	Cellular Operating Co. LLC, 8.125%, due 02/01/14	36,050
40,000	C	Centennial Communications Corp., 10.125%, due 06/15/13	44,400
55,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	55,000
10,000	C	Citizens Communications Co., 9.000%, due 08/15/31	10,450
20,000	C	Citizens Communications Co., 9.250%, due 05/15/11	22,000
45,000	C	Crown Castle Intl. Corp., 7.500%, due 12/01/13	49,613
50,000	@@, +, C	Inmarsat Finance PLC, 4.540%, due 11/15/12	35,500
50,000	@@, C	Inmarsat Finance PLC, 7.625%, due 06/30/12	50,000
25,000	C	Insight Capital, Inc., 10.500%, due 11/01/10	26,875
75,000	@@, #, C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	76,874
10,000	#, C	IWO Escrow Co., 6.320%, due 01/15/12	10,250
25,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	21,688
25,000	C	MCI, Inc., 6.908%, due 05/01/07	25,500
30,000	C	MCI, Inc., 8.735%, due 05/01/14	33,075
10,000	C	MetroPCS, Inc., 10.750%, due 10/01/11	10,250
70,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	74,287
50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	53,375
45,000	#, +, C	PanAmSat Holding Corp., 4.460%, due 11/01/14	29,475
35,000	#, C	PanAmSat Holding Corp., 9.000%, due 08/15/14	37,100
90,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	84,374
15,000	C	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	15,244
20,000	C	Qwest Corp., 6.875%, due 09/15/33	17,350
40,000	#, C	Qwest Corp., 7.875%, due 09/01/11	41,400
10,000	#, C	Qwest Corp., 9.125%, due 03/15/12	10,925
60,000	#, C	Qwest Services Corp., 14.000%, due 12/15/10	69,749
25,000	@@, C	Rogers Wireless Communications, Inc., 7.250%, due 12/15/12	25,625
45,000	@@, C	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	46,463
15,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	15,150
35,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	35,875
20,000	C	SBA Communications Corp., 2.130%, due 12/15/11	17,350
10,000	#, C	SBA Communications Corp., 8.500%, due 12/01/12	10,400
15,000	C	Spectrasite, Inc., 8.250%, due 05/15/10	15,713
60,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	59,850
20,000	C	U.S. Unwired, Inc., 10.000%, due 06/15/12	22,250
45,000	C	Western Wireless Corp., 9.250%, due 07/15/13	51,525
			1,436,969
		Total Corporate Bonds/Notes (Cost $12,361,763)	12,286,973

Shares			Value

COMMON STOCK: 0.0%
		Telecommunications: 0.0%
908	@, I, X	Adelphia Business Solutions	$—
150	@, I, X	Jordan Telecommunications	3,909
		Total Common Stock (Cost $—)	3,909
PREFERRED STOCK: 0.1%
		Media: 0.1%
213	@, C	Paxson Communications Corp.	14,501
		Total Preferred Stock (Cost $19,295)	14,501

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

WARRANTS: 0.0%
		Building Materials: 0.0%
150	@, #, I	Dayton Superior Corp.	2
			2
		Telecommunications: 0.0%
25	@	American Tower Corp.	5,612
			5,612
		Total Warrants (Cost $4,869)	5,614
		Total Long-Term Investments (Cost $12,385,927)	12,310,997

Principal Amount				Value

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
$49,000		Morgan Stanley Repurchase Agreement dated
		03/31/05, 2.850%, due 04/01/05, $49,004 to be received
		upon repurchase (Collateralized by $51,000 various U.S.
		Government Agency obligations, 2.700%-3.550%, Market Value
		plus accrued Interest $50,752, due 04/21/05-02/16/07)		$49,000
		Total Short-Term Investments (Cost $49,000)		49,000

		Total Investments In Securities
		(Cost $12,434,927)*	98.6%	$12,359,997
		Other Assets and Liabilities—Net	1.4	180,922
		Net Assets	100.0%	$12,540,919

	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $12,440,613.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$168,664
		Gross Unrealized Depreciation		(249,280)
		Net Unrealized Depreciation		$(80,616)

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Adelphia Business Solutions	908	07/20/00	$—	$—	0.0%
Dayton Superior Corp.	150	08/07/00	2,792	2	0.0%
Jordan Telecommunications	150	01/31/00	—	3,909	0.0%
			$2,792	$3,909	0.0%

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.7%
		AUSTRALIA: 1.0%
395,400		Santos Ltd.	$2,757,762
			2,757,762
		BELGIUM: 3.7%
28,000		Barco NV	2,280,021
95,300	@	Belgacom SA	3,948,807
2,981		Electrabel	1,341,626
96,900		Fortis	2,770,048
			10,340,502
		BRAZIL: 1.0%
178,500	L	Tele Norte Leste Participacoes SA ADR	2,761,395
			2,761,395
		CANADA: 1.8%
32,500		EnCana Corp.	2,294,892
171,500		Placer Dome, Inc.	2,772,691
			5,067,583
		CHINA: 0.9%
4,304,000		Aluminum Corp of China Ltd.	2,505,980
			2,505,980
		DENMARK: 3.0%
65,600	L	H Lundbeck A/S	1,596,379
157,900		TDC A/S	6,658,090
			8,254,469
		FINLAND: 1.5%
188,300		UPM-Kymmene Oyj	4,188,283
			4,188,283
		FRANCE: 5.6%
28,708		Lafarge SA	2,789,618
37,327		Schneider Electric SA	2,929,804
29,688		Societe Generale	3,095,242
20,770		Total SA	4,874,914
17,600	L	Total SA ADR	2,063,248
			15,752,826
		GERMANY: 5.1%
29,000		Deutsche Bank AG	2,507,249
27,200		Deutsche Boerse AG	2,052,164
54,050		RWE AG	3,277,930
41,351		Siemens AG	3,273,446
48,650		Schering AG	3,249,817
			14,360,606
		GREECE: 2.3%
70,240		Alpha Bank AE	2,377,063
141,350		OPAP SA	4,125,235
			6,502,298

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		HONG KONG: 2.2%
754,000		Hang Lung Properties Ltd.	1,090,286
466,000		Henderson Land Development	2,068,632
726,000		Hong Kong Exchanges and Clearing Ltd.	1,872,148
1,266,000		Sino Land Co.	1,141,707
			6,172,773
		IRELAND: 0.6%
94,000		Irish Life & Permanent PLC	1,673,073
			1,673,073
		ITALY: 0.9%
255,800		Enel S.p.A.	2,454,591
			2,454,591
		JAPAN: 27.2%
331,000		Ajinomoto Co., Inc.	4,042,220
269,000		Amano Corp.	3,018,771
52,800		Aruze Corp.	1,440,572
158,700		Chubu Electric Power Co., Inc.	3,819,346
1,496		eAccess Ltd.	1,267,940
264,000		Hino Motors Ltd.	1,657,547
130,000		Isetan Co., Ltd.	1,692,415
384		Japan Retail Fund Investment Corp.	3,059,095
93,400		JFE Holdings, Inc.	2,605,534
196,000		Koyo Seiko Co. Ltd.	2,651,493
31,600		Kyocera Corp.	2,253,873
550		Mitsubishi Tokyo Financial Group, Inc.	4,749,810
52,000		NEC Electronics Corp.	2,422,119
523,000		Nippon Steel Corp.	1,321,199
286,000		Nomura Holdings, Inc.	3,971,504
50,000		Promise Co., Ltd.	3,416,734
1,351,000	@	Resona Holdings, Inc.	2,705,860
228,200		Sekisui House Ltd.	2,436,239
305,000		Shinsei Bank Ltd.	1,735,948
311,000		Sumitomo Corp.	2,665,161
687,000		Sumitomo Trust & Banking Co., Ltd.	4,476,218
33,000		T&D Holdings, Inc.	1,678,226
39,000		Takeda Pharmaceutical Co., Ltd.	1,858,921
109,000		Tokushima Bank Ltd.	1,003,151
460,000		Tokuyama Corp.	3,309,998
153,800		Tokyo Electric Power Co., Inc.	3,734,359
311,000		Toto Ltd.	2,670,530
51,100		Toyota Industries Corp.	1,439,375
80,300		Toyota Motor Corp.	2,984,009
			76,088,167
		LUXEMBOURG: 0.6%
78,553		Arcelor	1,798,302
			1,798,302
		MALAYSIA: 2.5%
199,900		British American Tobacco Malaysia Bhd	2,287,368
1,030,300		Maxis Communications Bhd	2,560,657
792,900		Tenaga Nasional Bhd	2,128,311
			6,976,336
		MEXICO: 0.6%
505,300		Wal-Mart de Mexico SA de CV	1,771,476
			1,771,476

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		NETHERLANDS: 5.9%
294,900		Aegon NV	3,985,644
110,600	@	ASML Holding NV	1,869,485
253,294	@	BE Semiconductor Industries NV	1,316,786
42,854		European Aeronautic Defense and Space Co.	1,284,675
43,470		Royal Dutch Petroleum Co.	2,611,962
79,000		Unilever NV	5,393,112
			16,461,664
		NEW ZEALAND: 1.4%
1,805,450		Fisher & Paykel Healthcare Corp.	3,847,870
			3,847,870
		SINGAPORE: 0.6%
1,110,000	L	CapitaLand Ltd.	1,578,842
			1,578,842
		SOUTH KOREA: 1.7%
62,210		Kookmin Bank	2,777,003
25,790		S-Oil Corp.	2,000,120
			4,777,123
		SPAIN: 2.1%
179,421		Banco Bilbao Vizcaya Argentaria SA	2,927,587
163,000		Telefonica SA	2,837,620
			5,765,207
		SWEDEN: 1.0%
216,079		Swedish Match AB	2,655,208
			2,655,208
		SWITZERLAND: 8.0%
57,500		Credit Suisse Group	2,468,311
20,240	@	Nestle SA	5,565,702
46,906		Novartis AG	2,197,381
27,500		Novartis AG ADR	1,286,450
26,554		Roche Holding AG	2,857,238
186,100		STMicroelectronics NV	3,110,685
56,892		UBS AG	4,823,193
			22,308,960
		UNITED KINGDOM: 12.5%
653,487		BP PLC	6,785,962
290,799		GlaxoSmithKline PLC	6,670,312
211,319		Imperial Tobacco Group PLC	5,545,399
3,141,183		Legal & General Group PLC	6,721,243
60,612		Rio Tinto PLC	1,959,351
133,257		Severn Trent PLC	2,304,624
1,823,558		Vodafone Group PLC	4,842,575
			34,829,466
		UNITED STATES: 2.0%
78,300		Schlumberger Ltd.	5,518,584
			5,518,584
		Total Common Stock (Cost $242,284,202)	267,169,346

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.0%
		Repurchase Agreement: 5.3%
$14,992,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $14,993,179 to be received upon repurchase (Collateralized by various U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $15,292,475, due 08/23/05-11/15/24).		$14,992,000
		Total Repurchase Agreement (Cost $14,992,000)		14,992,000
		Securities Lending CollateralCC: 2.7%
7,503,165		The Bank of New York Institutional Cash Reserves Fund		7,503,165
		Total Securities Lending Collateral (Cost $7,503,165)		7,503,165
		Total Short-Term Investments (Cost $22,495,165)		22,495,165

		Total Investments In Securities
		(Cost $264,779,367)*	103.7%	$289,664,511
		Other Assets and Liabilities—Net	(3.7)	(10,384,950)
		Net Assets	100.0%	$279,279,561

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $267,649,632.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,654,260
		Gross Unrealized Depreciation		(5,639,381)
		Net Unrealized Appreciation		$22,014,879

Percentage of
Industry	Net Assets
Aerospace/Defense	0.5%
Agriculture	3.8
Auto Manufacturers	1.7
Auto Parts and Equipment	0.9
Banks	13.8
Building Materials	1.0
Chemicals	1.2
Distribution/Wholesale	1.0
Diversified Financial Services	4.6
Electric	6.0
Electronics	1.6
Entertainment	1.5
Food	5.3

Percentage of
Industry	Net Assets
Forest Products and Paper	1.5
Hand/Machine Tools	1.0
Healthcare-Products	1.4
Home Builders	0.9
Housewares	1.0
Insurance	4.4
Internet	0.5
Iron/Steel	2.0
Leisure Time	0.5
Machinery-Diversified	0.5
Mining	2.6
Miscellaneous Manufacturing	2.3
Oil and Gas	8.4
Oil and Gas Services	2.0
Pharmaceuticals	7.1
Real Estate	1.4
Real Estate Investment Trusts	1.1
Real Estate Operations/Development	0.7
Retail	1.2
Semiconductors	3.1
Telecommunications	8.4
Water	0.8
Repurchase Agreement	5.3
Securities Lending Collateral	2.7
Other Assets and Liabilities, Net	(3.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.5%
		Advertising: 2.0%
470		Omnicom Group, Inc.	$41,604
			41,604
		Aerospace/Defense: 2.5%
350		Boeing Co.	20,461
300		General Dynamics Corp.	32,115
			52,576
		Apparel: 1.0%
370	@	Coach, Inc.	20,953
			20,953
		Auto Parts and Equipment: 1.0%
350		Johnson Controls, Inc.	19,516
			19,516
		Biotechnology: 0.9%
330	@	Genzyme Corp.	18,889
			18,889
		Commercial Services: 7.1%
810	@, @@	Accenture Ltd. - Class A	19,562
1,395	@	Apollo Group, Inc.	103,313
285		Moody’s Corp.	23,045
			145,920
		Computers: 8.8%
2,275	@	Dell, Inc.	87,406
630	@	Lexmark Intl., Inc.	50,381
570	@, @@	Research In Motion Ltd.	43,559
			181,346
		Distribution/Wholesale: 2.8%
1,010		CDW Corp.	57,247
			57,247
		Diversified Financial Services: 6.6%
460		Capital One Financial Corp.	34,394
3,152		Countrywide Financial Corp.	102,314
			136,708
		Healthcare-Products: 3.4%
1,380		Medtronic, Inc.	70,311
			70,311
		Healthcare-Services: 2.8%
540		Aetna, Inc.	40,473
140	@	WellPoint, Inc.	17,549
			58,022

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 1.2%
450		Lennar Corp. – Class A	25,506
			25,506
		Insurance: 1.1%
250		Progressive Corp.	22,940
			22,940
		Internet: 9.9%
1,760	@	eBay, Inc.	65,578
200	@	Google, Inc.	36,102
3,050	@	Yahoo!, Inc.	103,395
			205,075
		Lodging: 0.6%
200		Starwood Hotels & Resorts Worldwide, Inc.	12,006
			12,006
		Media: 4.3%
830	@	Comcast Corp.	27,722
1,970	@	XM Satellite Radio Holdings, Inc.	62,055
			89,777
		Miscellaneous Manufacturing: 5.8%
680		Danaher Corp.	36,319
2,300		General Electric Co.	82,938
			119,257
		Oil and Gas: 3.3%
860	@@	Petro-Canada	49,760
430	@@	Petroleo Brasileiro SA – Petrobras ADR	18,997
			68,757
		Oil and Gas Services: 1.1%
500		Halliburton Co.	21,625
			21,625
		Pharmaceuticals: 14.2%
1,120		Abbott Laboratories	52,214
2,265	@@	AstraZeneca PLC ADR	89,535
610		Eli Lilly & Co.	31,781
730	@	Forest Laboratories, Inc.	26,974
680	@	Gilead Sciences, Inc.	24,344
600	@@	Sanofi-Aventis ADR	25,404
2,350		Schering-Plough Corp.	42,653
			292,905
		Retail: 2.0%
180		Abercrombie & Fitch Co.	10,303
1,090		PETsMART, Inc.	31,338
			41,641
		Savings and Loans: 1.1%
370		Golden West Financial Corp.	22,385
			22,385

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Software: 10.5%
1,840	@	Electronic Arts, Inc.		95,275
835		First Data Corp.		32,824
2,055		Microsoft Corp.		49,669
410	@	Pixar, Inc.		39,996
				217,764
		Telecommunications: 3.5%
380	@@	America Movil SA de CV ADR		19,608
2,990	@	Cisco Systems, Inc.		53,491
				73,099
		Total Common Stock (Cost $1,843,669)		2,015,829

		Total Investments In Securities
		(Cost $1,843,669)*	97.5%	$2,015,829
		Other Assets and Liabilities—Net	2.5	52,605
		Net Assets	100.0%	$2,068,434

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $1,858,924.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$217,379
		Gross Unrealized Depreciation		(60,474)
		Net Unrealized Appreciation		$156,905

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 91.6%
		Aerospace/Defense: 3.4%
13,450		General Dynamics Corp.	$1,439,823
			1,439,823
		Agriculture: 3.6%
23,500		Altria Group, Inc.	1,536,665
			1,536,665
		Apparel: 1.6%
8,100		Nike, Inc.	674,811
			674,811
		Banks: 6.0%
29,600		Bank of America Corp.	1,305,360
20,500		Wells Fargo & Co.	1,225,900
			2,531,260
		Building Materials: 1.7%
21,400		Masco Corp.	741,938
			741,938
		Chemicals: 4.7%
23,900		Dow Chemical Co.	1,191,415
16,700		Praxair, Inc.	799,262
			1,990,677
		Computers: 3.3%
15,100		International Business Machines Corp.	1,379,838
			1,379,838
		Cosmetics/Personal Care: 2.7%
17,300		Kimberly-Clark Corp.	1,137,129
			1,137,129
		Diversified Financial Services: 10.7%
19,800		Citigroup, Inc.	889,812
16,600		Fannie Mae	903,870
11,600		Freddie Mac	733,120
20,100		Merrill Lynch & Co., Inc.	1,137,660
15,600		Morgan Stanley	893,100
			4,557,562
		Electrical Components and Equipment: 2.6%
16,900		Emerson Electric Co.	1,097,317
			1,097,317
		Electronics: 2.5%
37,800	@@	Koninklijke Philips Electronics NV	1,040,256
			1,040,256

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 4.3%
18,200	@@	Nestle SA ADR	1,249,255
8,650	@@	Unilever NV	591,833
			1,841,088
		Forest Products and Paper: 1.5%
17,600		International Paper Co.	647,504
			647,504
		Healthcare-Services: 2.3%
9,300		Quest Diagnostics, Inc.	977,709
			977,709
		Insurance: 7.2%
19,300		Allstate Corp.	1,043,358
17,650		American Intl. Group, Inc.	977,987
25,900		MetLife, Inc.	1,012,690
			3,034,035
		Media: 2.0%
10,700		Gannett Co., Inc.	846,156
			846,156
		Miscellaneous Manufacturing: 3.9%
44,700		Honeywell Intl., Inc.	1,663,287
			1,663,287
		Oil and Gas: 12.7%
18,600		Apache Corp.	1,138,878
18,900	@@	BP PLC ADR	1,179,360
26,300		ChevronTexaco Corp.	1,533,553
26,300		Exxon Mobil Corp.	1,567,479
			5,419,270
		Oil and Gas Services: 2.5%
24,580		Halliburton Co.	1,063,085
			1,063,085
		Pharmaceuticals: 2.9%
46,300		Pfizer, Inc.	1,216,301
			1,216,301
		Retail: 2.5%
34,100		McDonald’s Corp.	1,061,874
			1,061,874
		Savings and Loans: 5.0%
51,200		Sovereign Bancorp, Inc.	1,134,592
25,400		Washington Mutual, Inc.	1,003,300
			2,137,892
		Telecommunications: 2.0%
24,300		Verizon Communications, Inc.	862,650
			862,650
		Total Common Stock (Cost $31,876,661)	38,898,127

PORTFOLIO OF INVESTMENTS
ING VP MagnaCap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.4%
		Repurchase Agreement: 8.4%
$3,549,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $3,549,279 to be received upon repurchase (Collateralized by $3,770,000 First Home Owner Rate, 3.750%, Market Value plus accrued Interest $3,624,296, due 01/21/11)		$3,549,000
		Total Short-Term Investments (Cost $3,549,000)		3,549,000

		Total Investments In Securities
		(Cost $35,425,661)*	100.0%	$42,447,127
		Other Assets and Liabilities—Net	0.0	(15,688)
		Net Assets	100.0%	$42,431,439

	@@	Foreign issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $35,427,084.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,646,326
		Gross Unrealized Depreciation		(626,283)
		Net Unrealized Appreciation		$7,020,043

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		Advertising: 0.6%
11,200	@, L	Getty Images, Inc.	$796,432
			796,432
		Apparel: 2.9%
43,300	@	Coach, Inc.	2,452,079
30,400		Polo Ralph Lauren Corp.	1,179,520
			3,631,599
		Auto Parts and Equipment: 1.5%
38,300		BorgWarner, Inc.	1,864,444
			1,864,444
		Banks: 0.5%
8,900		Zions Bancorporation	614,278
			614,278
		Biotechnology: 1.6%
23,200	@, L	Celgene Corp.	789,960
13,009	@, L	Charles River Laboratories Intl., Inc.	611,943
17,100	@, L	Integra LifeSciences Holdings Corp.	602,262
			2,004,165
		Building Materials: 1.5%
40,000		American Standard Cos., Inc.	1,859,200
			1,859,200
		Chemicals: 1.1%
42,500		Lyondell Chemical Co.	1,186,600
4,800		Praxair, Inc.	229,728
			1,416,328
		Coal: 1.5%
40,400		Peabody Energy Corp.	1,872,944
			1,872,944
		Commercial Services: 3.2%
29,800	@	Alliance Data Systems Corp.	1,203,920
22,909	@	CoStar Group, Inc.	844,197
18,700	@	Education Management Corp.	522,665
35,866	@, L	Laureate Education, Inc.	1,534,706
			4,105,488
		Computers: 4.0%
31,800	@	Anteon Intl. Corp.	1,237,974
33,900	@, L	CACI Intl., Inc.	1,872,297
54,656	@	Micros Systems, Inc.	2,006,422
			5,116,693
		Distribution/Wholesale: 0.9%
36,880		Hughes Supply, Inc.	1,097,180
			1,097,180

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.8%
100,900	@	Ameritrade Holding Corp.	1,030,189
			1,030,189
		Electrical Components and Equipment: 1.2%
36,600		Ametek, Inc.	1,473,150
			1,473,150
		Electronics: 1.7%
23,750	@	Benchmark Electronics, Inc.	755,963
39,300	@	Waters Corp.	1,406,547
			2,162,510
		Hand/Machine Tools: 0.9%
26,000		Stanley Works	1,177,020
			1,177,020
		Healthcare-Products: 8.6%
18,600		Beckman Coulter, Inc.	1,235,970
29,900	@	Gen-Probe, Inc.	1,332,344
36,750	@	Inamed Corp.	2,568,090
19,900	@	Kinetic Concepts, Inc.	1,187,035
49,000	@, L	Patterson Cos., Inc.	2,447,550
43,600	@	St. Jude Medical, Inc.	1,569,600
17,900	@, L	Varian Medical Systems, Inc.	613,612
			10,954,201
		Healthcare-Services: 4.9%
9,000		Aetna, Inc.	674,550
20,850	@, L	Amsurg Corp.	527,505
48,000	@	Community Health Systems, Inc.	1,675,680
15,800		Quest Diagnostics, Inc.	1,661,054
30,800	@, L	WellChoice, Inc.	1,641,948
			6,180,737
		Home Furnishings: 1.1%
15,900		Harman Intl. Industries, Inc.	1,406,514
			1,406,514
		Household Products/Wares: 1.1%
42,200	@, L	Yankee Candle Co., Inc.	1,337,740
			1,337,740
		Insurance: 1.3%
8,200		AMBAC Financial Group, Inc.	612,950
25,600	@, L	Proassurance Corp.	1,011,200
			1,624,150
		Internet: 1.3%
225,400	@	TIBCO Software, Inc.	1,679,230
			1,679,230
		Investment Companies: 4.0%
4,510	L	Biotech Holders Trust	634,963
12,064	L	Internet Holders Trust	665,571
26,580	L	Midcap SPDR Trust Series 1	3,200,232
19,200	L	Semiconductor Holders Trust	624,576
			5,125,342

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 1.3%
28,100		Nucor Corp.	1,617,436
			1,617,436
		Leisure Time: 1.0%
17,300	L	Polaris Industries, Inc.	1,214,979
			1,214,979
		Lodging: 2.0%
29,200	L	Harrah’s Entertainment, Inc.	1,885,736
29,100		Hilton Hotels Corp.	650,385
			2,536,121
		Machinery-Diversified: 1.8%
40,700		Rockwell Automation, Inc.	2,305,248
			2,305,248
		Miscellaneous Manufacturing: 5.3%
27,200		Danaher Corp.	1,452,752
36,900		Donaldson Co., Inc.	1,191,132
15,500		ITT Industries, Inc.	1,398,720
32,500		Pentair, Inc.	1,267,500
21,000		Roper Industries, Inc.	1,375,500
			6,685,604
		Office/Business Equipment: 0.8%
64,300	@	Xerox Corp.	974,145
			974,145
		Oil and Gas: 8.9%
14,200		Apache Corp.	869,466
103,400		Chesapeake Energy Corp.	2,268,596
32,000		ENSCO Intl., Inc.	1,205,120
15,800		Murphy Oil Corp.	1,559,934
30,400		Patina Oil & Gas Corp.	1,216,000
90,400	L	Patterson-UTI Energy, Inc.	2,261,808
61,900		XTO Energy, Inc.	2,032,796
			11,413,720
		Oil and Gas Services: 1.0%
21,000	L	Smith Intl., Inc.	1,317,330
			1,317,330
		Packaging and Containers: 1.4%
68,900	@	Owens-Illinois, Inc.	1,732,146
			1,732,146
		Retail: 13.4%
27,900	@	Advance Auto Parts, Inc.	1,407,555
69,550		Applebees Intl., Inc.	1,916,798
85,900	@, L	Chico’s FAS, Inc.	2,427,533
51,700	@, L	Copart, Inc.	1,218,052
72,500		Foot Locker, Inc.	2,124,250
63,000		Michaels Stores, Inc.	2,286,900
27,000		MSC Industrial Direct Co.	825,120
57,250	@	Pacific Sunwear of California, Inc.	1,601,855
44,000		PETsMART, Inc.	1,265,000
60,600	@	Sonic Corp.	2,024,040
			17,097,103

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 2.3%
32,400		Independence Community Bank Corp.	1,263,600
75,300		Sovereign Bancorp, Inc.	1,668,648
			2,932,248
		Semiconductors: 1.2%
28,700	@, L	Advanced Micro Devices, Inc.	462,644
27,500		Linear Technology Corp.	1,053,525
			1,516,169
		Software: 4.6%
31,900		Adobe Systems, Inc.	2,142,723
41,100	@, L	Avid Technology, Inc.	2,224,332
24,100	@	Dun & Bradstreet Corp.	1,480,945
			5,848,000
		Telecommunications: 2.2%
53,600	@	Comverse Technology, Inc.	1,351,792
89,742	@, L	Tekelec	1,430,487
			2,782,279
		Textiles: 1.8%
26,800	@, L	Mohawk Industries, Inc.	2,259,240
			2,259,240
		Transportation: 3.0%
25,100		CH Robinson Worldwide, Inc.	1,293,403
29,000		Forward Air Corp.	1,234,820
28,850		J.B. Hunt Transport Services, Inc.	1,262,765
			3,790,988
		Total Common Stock (Cost $98,797,421)	124,552,290

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 14.4%
	Repurchase Agreement: 1.6%
$1,997,000	Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830% due 04/01/05, $1,997,157 to be received upon repurchase (Collateralized by $2,043,000 various Federal Home Loan Mortgage obligations, 4.250-4.500%, Market Value plus accrued interest $2,037,342, due 10/30/09-07/15/13).	$1,997,000
	Total Repurchase Agreement (Cost $1,997,000)	1,997,000
	Securities Lending CollateralCC: 12.8%
16,197,515	The Bank of New York Institutional Cash Reserves Fund	16,197,515
	Total Securities Lending Collateral (Cost $16,197,515)	16,197,515
	Total Short-Term Investments (Cost $18,194,515)	18,194,515

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Investments In Securities
		(Cost $116,991,936)*	112.6%	$142,746,805
		Other Assets and Liabilities—Net	(12.6)	(15,985,782)
		Net Assets	100.0%	$126,761,023

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,947,461
		Gross Unrealized Depreciation		(2,192,592)
		Net Unrealized Appreciation		$25,754,869

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2005 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUST: 91.6%
	Apartments: 14.8%
26,290	Archstone-Smith Trust	$896,752
18,610	AvalonBay Communities, Inc.	1,244,824
23,280	Camden Property Trust	1,094,858
11,800	Education Realty Trust, Inc.	196,234
10,100	Gables Residential Trust	336,330
11,600	Post Properties, Inc.	360,064
57,620	United Dominion Realty Trust, Inc.	1,202,529
		5,331,591
	Diversified: 8.1%
17,400	American Campus Communities, Inc.	365,400
26,780	Liberty Property Trust	1,045,759
24,400	Reckson Associates Realty Corp.	749,080
11,000	Vornado Realty Trust	761,970
		2,922,209
	Health Care: 1.0%
33,270	Omega Healthcare Investors, Inc.	365,305
		365,305
	Hotels: 5.0%
77,380	Host Marriott Corp.	1,281,412
6,470	LaSalle Hotel Properties	187,954
21,700	Strategic Hotel Capital, Inc.	318,990
		1,788,356
	Office Property: 24.4%
26,380	Arden Realty, Inc.	892,963
30,620	Boston Properties, Inc.	1,844,242
26,950	Corporate Office Properties Trust SBI MD	713,636
35,600	Equity Office Properties Trust	1,072,628
35,650	Maguire Properties, Inc.	851,322
20,370	Prentiss Properties Trust	695,839
25,700	SL Green Realty Corp.	1,444,854
70,310	Trizec Properties, Inc.	1,335,890
		8,851,374
	Regional Malls: 16.2%
9,890	CBL & Associates Properties, Inc.	707,234
32,100	General Growth Properties, Inc.	1,094,610
16,280	Macerich Co.	867,398
23,490	Mills Corp.	1,242,621
31,960	Simon Property Group, Inc.	1,936,137
		5,848,000
	Shopping Centers: 9.4%
22,380	Acadia Realty Trust	359,870
26,290	Developers Diversified Realty Corp.	1,045,028
17,900	Kite Realty Group Trust	257,760
18,300	Pan Pacific Retail Properties, Inc.	1,038,525
14,860	Regency Centers Corp.	707,782
		3,408,965

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Storage: 4.6%
27,000		Extra Space Storage, Inc.		364,500
22,500		Public Storage, Inc.		1,281,150
				1,645,650
		Warehouse: 8.1%
23,800		AMB Property Corp.		899,640
13,320		Catellus Development Corp.		354,978
44,860		ProLogis		1,664,306
				2,918,924
		Total Real Estate Investment Trust (Cost $32,905,540)		33,080,374
COMMON STOCK: 6.2%
		Lodging: 6.2%
16,500		Hilton Hotels Corp.		368,775
31,060		Starwood Hotels & Resorts Worldwide, Inc.		1,864,532
		Total Common Stock (Cost $1,928,166)		2,233,307

		Total Investments In Securities
		(Cost $34,833,706)*	97.8%	$35,313,681
		Other Assets and Liabilities—Net	2.2	799,981
		Net Assets	100.0%	$36,113,662

	*	Cost for federal income tax purposes is $34,716,427.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,167,388
		Gross Unrealized Depreciation		(570,134)
		Net Unrealized Appreciation		$597,254

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.3%
		Banks: 3.2%
53,200		East-West Bancorp, Inc.	$1,964,144
9,768	@, L	Silicon Valley Bancshares	430,378
93,876	L	Southwest Bancorp of Texas, Inc.	1,722,625
36,100	L	Westamerica Bancorporation	1,868,897
			5,986,044
		Biotechnology: 2.1%
112,700	@, L	Integra LifeSciences Holdings Corp.	3,969,294
			3,969,294
		Commercial Services: 3.3%
37,763	@, L	CoStar Group, Inc.	1,391,567
28,800	@	Education Management Corp.	804,960
39,829	@, L	iPayment, Inc.	1,680,784
52,176	@, L	Laureate Education, Inc.	2,232,610
			6,109,921
		Computers: 6.6%
46,074	@	Anteon Intl. Corp.	1,793,661
72,100	@	CACI Intl., Inc.	3,982,083
89,700		Jack Henry & Associates, Inc.	1,613,703
82,258	@	Micros Systems, Inc.	3,019,691
83,600	@, L	Synaptics, Inc.	1,939,520
			12,348,658
		Distribution/Wholesale: 3.8%
30,700		Hughes Supply, Inc.	913,325
76,127	@	Nuco2, Inc.	2,002,140
131,523		SCP Pool Corp.	4,190,323
			7,105,788
		Electrical Components and Equipment: 1.4%
109,977	@	Intermagnetics General Corp.	2,676,840
			2,676,840
		Electronics: 2.6%
53,473	@, L	Benchmark Electronics, Inc.	1,702,046
26,600	@	Dionex Corp.	1,449,700
72,963	@, L	Measurement Specialties, Inc.	1,678,149
			4,829,895
		Entertainment: 5.5%
120,400	@	Penn National Gaming, Inc.	3,537,352
114,700	@, L	Scientific Games Corp.	2,620,895
139,725	@, L	Shuffle Master, Inc.	4,046,436
			10,204,683
		Healthcare-Products: 9.8%
120,700	@, L	Arthrocare Corp.	3,439,950
69,900	@	Gen-Probe, Inc.	3,114,744
73,350	@	Inamed Corp.	5,125,697
25,847	@	Intuitive Surgical, Inc.	1,175,263

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

76,904	@, L	Kyphon, Inc.	1,935,674
93,332	@, L	Laserscope	2,962,358
44,900	@	Quinton Cardiology Systems, Inc.	372,221
			18,125,907
		Healthcare-Services: 5.5%
157,462	@, L	Amsurg Corp.	3,983,789
45,100	@	Pediatrix Medical Group, Inc.	3,093,409
70,430	@, L	United Surgical Partners Intl., Inc.	3,223,581
			10,300,779
		Home Builders: 1.0%
58,489	L	Thor Industries, Inc.	1,749,406
			1,749,406
		Household Products/Wares: 1.4%
80,800	L	Yankee Candle Co., Inc.	2,561,360
			2,561,360
		Insurance: 2.7%
47,332	@	Philadelphia Consolidated Holding Co.	3,669,650
35,800	@, L	Proassurance Corp.	1,414,100
			5,083,750
		Internet: 4.5%
57,800	@	Infospace, Inc.	2,359,974
151,900	@, L	Openwave Systems Inc	1,851,661
248,700	@	TIBCO Software, Inc.	1,852,815
207,400	@, L	ValueClick, Inc.	2,200,514
7	@	Versata, Inc.	6
			8,264,970
		Investment Companies: 4.8%
80,130	L	Ishares Russell 2000 Growth Index Fund	5,014,535
31,900	L	Ishares Russell 2000 Index Fund	3,896,585
			8,911,120
		Leisure Time: 0.7%
18,200		Polaris Industries, Inc.	1,278,186
			1,278,186
		Lodging: 2.2%
60,800		Station Casinos, Inc.	4,107,040
			4,107,040
		Miscellaneous Manufacturing: 2.4%
154,694	@, L	Ceradyne, Inc.	3,460,505
17,900	@	Cuno, Inc.	919,881
			4,380,386
		Oil and Gas: 5.9%
63,100		Patina Oil & Gas Corp.	2,524,000
83,600	@, L	Southwestern Energy Co.	4,745,136
82,500	@	Unit Corp.	3,726,525
			10,995,661
		Pharmaceuticals: 1.9%
125,700	@, L	HealthExtras, Inc.	2,092,905
74,200	@, L	VCA Antech, Inc.	1,501,066
			3,593,971

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 13.4%
72,067		Applebees Intl., Inc.	1,986,167
86,200	@	Chico’s FAS, Inc.	2,436,012
45,900	@, L	Copart, Inc.	1,081,404
70,200	@, L	Dave & Buster’s, Inc.	1,312,740
75,200	@, L	Dick’s Sporting Goods, Inc.	2,762,096
92,000	@, L	GameStop Corp.	2,038,720
43,400		MSC Industrial Direct Co.	1,326,304
178,600	@	Pacific Sunwear of California, Inc.	4,997,228
59,900	@	Petco Animal Supplies, Inc.	2,204,919
18,600	@	Red Robin Gourmet Burgers, Inc.	946,926
115,685	@	Sonic Corp.	3,863,879
			24,956,395
		Semiconductors: 3.1%
39,200	@	Formfactor, Inc.	887,488
59,800		Microsemi Corp.	974,142
189,800	@	Silicon Image, Inc.	1,909,388
44,400	@, L	Tessera Technologies, Inc.	1,919,412
			5,690,430
		Software: 4.7%
70,700	@, L	Avid Technology, Inc.	3,826,284
33,000		Global Payments, Inc.	2,128,170
27,100	@	Verint Systems, Inc.	946,874
106,019	@, L	Witness Systems, Inc.	1,860,633
			8,761,961
		Storage/Warehousing: 0.6%
27,600	@	Mobile Mini, Inc.	1,115,316
			1,115,316
		Telecommunications: 2.1%
229,380	@, L	Powerwave Technologies, Inc.	1,775,401
137,040	@, L	Tekelec	2,184,418
			3,959,819
		Transportation: 1.1%
49,240		Forward Air Corp.	2,096,639
			2,096,639
		Total Common Stock (Cost $137,850,775)	179,164,219

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 28.4%
	Repurchase Agreement: 3.9%
$7,317,000	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $7,317,579 to be received upon repurchase (Collateralized by $7,535,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $7,497,834, due 02/16/07)	$7,317,000
	Total Repurchase Agreement (Cost $7,317,000)	7,317,000

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Securities Lending CollateralCC: 24.5%
45,455,057		The Bank of New York Institutional Cash Reserves Fund		45,455,057
		Total Securities Lending Collateral (Cost $45,455,057)		45,455,057
		Total Short-Term Investments (Cost $52,772,057)		52,772,057

		Total Investments In Securities
		(Cost $190,622,832)*	124.7%	$231,936,276
		Other Assets and Liabilities—Net	(24.7)	(45,963,669)
		Net Assets	100.0%	$185,972,607

	@	Non-income producing security
	L	Loaned security, a portion or all of the security is on loan at March 31,2005.
	cc	Securities purchased with cash collateral for securities loaned.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,081,560
		Gross Unrealized Depreciation		(2,768,116)
		Net Unrealized Appreciation		$41,313,444

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005